Investment Strategy	Jul. 24, 2026
T. Rowe Price Biotech ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of biotechnology companies. The fund defines biotechnology companies as companies engaged in health care innovations, such as developing new and effective therapies to treat and cure disease through the use of living cells. The fund references the MSCI GICS (Global Industry Classification Standard) biotechnology and pharmaceuticals industries to identify such companies. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

As a fundamental policy, the fund will concentrate (invest more than 25% of its net assets) in biotechnology companies. The majority of the fund will be invested in equity securities, such as common stocks. While most assets are typically invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its investment objective.

The fund uses fundamental, bottom-up analysis and may invest in companies of any market capitalization. The advisor prioritizes healthcare innovation, identifying companies that are advancing technologies that could meaningfully advance the care of individuals with disease. There is a special focus on companies developing: (i) new platform technologies, e.g., pioneering new drug technologies or novel therapeutic targets, (ii) approaches which expand the impact of existing technologies, or (iii) companies which capitalize on novel insights into human biology/disease. The fund will invest in companies across different stages of drug development, from preclinical drug discovery companies to commercial stage companies; across distinct therapeutic modalities (such as DNA/RNA-based medicines and cell therapies); and across different therapeutic areas (such as cancer and central nervous system disorders).

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of biotechnology companies.
T. Rowe Price Capital Appreciation Fixed Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Normally, the fund invests its assets in a variety of U.S. and non-U.S. debt securities across the following primary sectors:

●	Below investment-grade corporate debt (which is BB and lower, or an equivalent credit quality);
●	Bank loans, mostly below investment-grade floating rate leveraged loans (loans where borrowing companies often have significantly more debt than equity);
●	Investment-grade corporate debt (which is BBB and higher, or an equivalent credit quality), including bonds issued by corporations located in the U.S. and other developed market countries; and
●	Government debt, including bonds issued by the U.S. government and its agencies or by governments of other developed market countries and agency mortgage-backed securities.

Under normal circumstances, the fund generally expects to be equally weighted in each of the categories. However, the proportion of fund assets allocated to each of these sectors will vary with market conditions and the fund’s assessment of each sector’s relative attractiveness as investment opportunities.

The fund follows a bottom-up, fundamental security selection process with respect to each fixed income instrument. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors, the advisor generally focuses on finding holdings with the best risk-adjusted return potential while emphasizing income generation. The adviser may examine characteristics and relative prospects among government and agency obligations; bank loans; and corporate bonds, including those rated noninvestment grade (BB and lower, or an equivalent rating).

The fund may purchase fixed income instruments of any maturity and there are no overall maturity or duration restrictions. The fund’s duration will generally shift in response to current interest rates and any expected interest rate changes. Under normal circumstances, the fund is expected to maintain an effective duration between two to six years.

While the fund will invest primarily in U.S. dollar-denominated securities, the fund may also invest in foreign securities in keeping with its objective.

The fund may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.
T. Rowe Price Dynamic Emerging Markets Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities of issuers in emerging markets. For purposes of the fund’s 80% investment policy, the fund relies on a classification by either JPMorgan or the International Monetary Fund to determine which countries are considered emerging markets, and the fund relies on Bloomberg or another unaffiliated data provider to determine the country assigned to a security. The fund considers frontier markets to be a subset of emerging markets and any investments in frontier markets are counted toward the fund’s 80% investment policy. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund invests primarily in debt securities issued by governments, government agencies, supranational organizations, and companies that are either incorporated in one of the economically emerging countries of Latin America, Asia, Europe, Africa, and the Middle East or conduct most of their business in such countries.

The fund’s investments in debt securities primarily consist of a mix of both sovereign bonds and corporate bonds. The fund has flexibility to also invest in debt securities of government, government agencies, and quasi-sovereign. The holdings include securities of issuers located outside the U.S. or securities quoted or denominated in a currency other than the U.S. dollar. The fund may invest in debt securities of any credit rating. In addition to investment grade debt securities, the fund’s holdings may include the lowest-rated debt securities, including those in default, and there are no overall limits on the fund’s investments that are rated below investment grade. The fund may invest in debt securities of any maturity or duration and there are no maturity or duration restrictions on the overall portfolio.

The investment manager’s approach is based on proprietary fundamental research and relative value analysis. The investment manager seeks to add value primarily through security selection, sector allocation, duration management, and currency selection.

The fund may use derivatives for investment purposes, efficient portfolio management, and hedging. These derivatives may include, among others, foreign currency forward contracts (including non-deliverable forwards), futures, options, swaps (including interest rate swaps, currency swaps, cross-currency swaps, inflation swaps, total return swaps, and credit default swaps), swaptions, and other instruments that provide exposure to interest rates, currencies, credit, or other market factors. The fund may use derivatives to obtain or adjust exposure to countries, currencies, interest rates, credit markets, or issuers; manage duration, yield curve positioning, and overall portfolio risk; hedge specific positions or broader market exposures; express directional, relative value, or tactical investment views; and manage cash and liquidity.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities of issuers in emerging markets.
T. Rowe Price Mid-Cap Equity Research ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies. The fund defines a mid-cap company as a company whose (i) securities are represented in the Russell Midcap® Index; or (ii) represented in an appropriate third party index and the company’s market capitalization falls within the market capitalization range of companies in the Russell Midcap® Index, MSCI USA Mid Cap Index, or MSCI World Mid Cap Index (after systematically removing any companies that cannot reasonably be considered a mid-cap company from the high and low ends of the range of each index).

The market capitalizations of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the mid-cap equity market. For example, as of December 31, 2025, the market capitalization range represented across these indexes (after removing any outlier companies) was $1.8 billion to $98 billion. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund primarily invests in common stocks. The strategy attempts to create a portfolio with similar characteristics to the Russell Mid-Cap® Index (“Index”) with the potential to provide excess returns relative to the Index. The fund uses a disciplined portfolio construction process whereby it weights each sector and industry similar to the Index. Within each sector and industry, the weighting of individual fund holdings can vary significantly from their weighting within the Index.

The fund attempts to outperform the Index by overweighting those stocks that are viewed favorably relative to their weighting in the Index, and underweighting or avoiding those stocks that are viewed negatively.

A portfolio oversight team, which includes the portfolio managers, is responsible for the overall structure of the fund and for developing rules for portfolio construction. The portfolio oversight team uses T. Rowe Price’s fundamental research by assigning equity analysts to select stocks for the fund within industries where they have focused expertise. The equity analysts are responsible for selecting stocks and determining the stocks’ weights within their industry-specific portfolios, subject to the oversight and discretion of the portfolio managers who work closely with the analysts.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies.
T. Rowe Price Securitized Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securitized assets, including asset-back securities (ABS), agency and non-agency residential mortgage backed securities (RMBS), agency and non-agency commercial mortgage backed securities (CMBS), and collateralized loan obligations (CLOs). Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund invests primarily in investment-grade assets, which is BBB- and higher, or if unrated, determined to be of comparable credit quality. The fund invests primarily in U.S. securities, but may also invest in securitized assets of developed market countries. The fund may purchase securities of any maturity and there are no overall maturity restrictions for the portfolio. The fund’s weighted average maturity and duration will generally shift in response to current interest rates and expected interest rate changes. The securities may have fixed, floating, or variable interest rates.

In selecting securities, the adviser will engage in a fundamental analysis of securitized assets where default and/or downgrade risk is the most relevant factor (at individual asset level and portfolio level), weigh the characteristics of various types of securitized assets, and examine yield relationships in the context of the outlook for interest rates and the economy.

The fund may gain investment exposure to mortgage-backed securities by entering into agreements to buy or sell securities through the TBA market. These transactions have the potential to enhance the fund’s returns and may facilitate more efficient portfolio management when compared with holding mortgage-backed securities directly, although these transactions will increase the fund’s portfolio turnover rate. By entering the TBA market, the fund trades standardized forward contracts based on general criteria (such as issuer, maturity, and coupon) rather than identifying specific mortgage pools. This standardization eliminates the operational complexity of pool selection and streamlines the trading process, allowing the fund to efficiently adjust its exposure to mortgage-backed securities without the administrative overhead and increased transaction costs associated with individual securities. The fund also expects to engage in short sales of TBA mortgages, including short sales on TBA mortgages the fund does not own, to potentially enhance returns or manage risk.

The fund may use derivatives, such as futures, forwards (such as foreign currency exchange contracts (FX forwards)), options, structured securities, or swaps. The fund uses derivatives to efficiently manage its portfolio, such as managing exposure to an asset, markets, or various market factors, seeking additional returns, protecting against losses, and mitigating risks. The fund uses index futures, credit default swap indexes (CDX), total return swaps, and commercial mortgage-backed index swaps (CMBX) in order to gain efficient market exposure; interest futures and interest rate swaps to manage interest rate risk and manage portfolio duration; FX forwards and currency options to manage foreign currency risk; and inflation swaps to manage inflation risk.

The fund may invest in CLOs, which are structured securities backed by a diversified pool of floating-rate bank loans, typically issued by companies with below investment-grade credit ratings. CLOs issue multiple classes (or "tranches") of debt and equity securities with varying levels of risk and return, allowing investors to select their desired level of credit exposure. The fund invests in CLOs to seek attractive yields, reduced sensitivity to interest rate changes (due to their floating-rate nature), and lower correlation to traditional fixed income assets such as investment-grade bonds, which may help to diversify the portfolio and provide an additional source of income. The fund generally focuses on investment-grade CLO tranches (rated BBB/Baa or higher), though it may invest a portion of its assets in below investment-grade CLO debt securities when such securities present an attractive risk-adjusted return opportunity, based on fundamental credit analysis and assessment of relative value compared to other available investments.

The fund may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securitized assets, including asset-back securities (ABS), agency and non-agency residential mortgage backed securities (RMBS), agency and non-agency commercial mortgage backed securities (CMBS), and collateralized loan obligations (CLOs).
T. Rowe Price Small-Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-cap companies. The fund defines a small-cap company as a company whose market capitalization falls below the maximum market capitalization in the Russell 2000® Index, MSCI USA Small Cap Index, or MSCI World Small Cap Index (after systematically removing any companies that cannot reasonably be considered a small-cap company from the high end of the range of each index).

The market capitalizations of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the small-cap equity market. As of December 31, 2025, the largest market capitalization represented across these indexes (after removing any outlier companies) was $30 billion. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund primarily invests in common stocks. Some of the principal measures used to identify stocks are: price/earnings ratio, price/book value ratio, dividend yield, price/cash flow, undervalued assets, and/or restructuring opportunities.

The fund intends to widely diversify holdings by industry and issuer, and stock selection will result in a blended style which may reflect either a growth or value investment approach. A growth approach may look for companies with above average sales and earnings growth, and a value approach may seek to invest in companies whose stock prices are low in relation to their real worth or future prospects.

While most assets are typically invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s).

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as industrial and business services.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-cap companies.